Accounts Payable And Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Accounts Payable And Accrued Liabilities

	December 31, 2020	December 31, 2019
Trade payables	$99,197	$45,057
Capital related	7,056	18,833
Accrued interest	390	1,553
Value added and income taxes payable	23,900	1,761
	$130,543	$67,204